Comprehensive Income	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Equity [Abstract]
Comprehensive Income

16. COMPREHENSIVE LOSS

The components of accumulated other comprehensive loss included in stockholders’ equity at December 31, 2014 and June 30, 2014 are as follows:

	December 31, 2014	June 30, 2014
	(In Thousands)
Net unrealized loss on securities available for sale	$1,047	$1,091
Tax effect	(416)	(592)

Net of tax amount	631	499

Net unrealized loss on securities available for sale transferred to held to maturity	(987)	(990)
Tax effect	404	404

Net of tax amount	(583)	(586)

Fair value adjustments on derivatives	(6,834)	(3,501)
Tax effect	2,792	1,430

Net of tax amount	(4,042)	(2,071)

Benefit plan adjustments	(531)	(206)
Tax effect	217	84

Net of tax amount	(314)	(122)

Accumulated other comprehensive loss	$(4,308)	$(2,280)

Other comprehensive loss and related tax effects for the three and six months ended December 31, 2014 and December 31, 2013 are presented in the following table:

	Three Months Ended December 31,		Six Months Ended December 31,
	2014	2013	2014	2013
	(In Thousands)		(In Thousands)
Net unrealized holding gain (loss) on securities available for sale	$3,035	$(11,329)	$(36)	$(9,852)

Amortization of unrealized holding loss on securities available for sale transferred to held to maturity (3)	—	—	2	—

Net realized gain on securities available for sale	(7)	(226)	(7)	(226)

Net unrealized (loss) gain on derivatives	(6,245)	2,591	(3,334)	(236)

Benefit plans:
Amortization of:
Actuarial loss (gain) (1)	7	(1)	14	(2)
Past service cost (1)	12	12	24	24
New actuarial (loss) gain	—	—	(363)	803

Net change in benefit plan accrued expense	19	11	(325)	825

Other comprehensive loss before taxes	(3,198)	(8,953)	(3,700)	(9,489)
Tax effect (2)	1,680	3,366	1,672	3,654

Total comprehensive loss	$(1,518)	$(5,587)	$(2,028)	$(5,835)

(1)	Represents amounts reclassified out of accumulated other comprehensive income and included in the computation of net periodic pension expense. See Note 14 – Benefit Plans for additional information.
(2)	The amounts included in income taxes for items reclassified out of accumulated other comprehensive income totaled $5 and $(135) for the three and six months ended December 31, 2014, respectively, and $(89) and $244 for the three and six months ended December 31, 2013, respectively.
(3)	Represents amounts reclassified out of accumulated other comprehensive income and included in interest income on taxable securities.

Note 21 – Comprehensive Income

The components of accumulated other comprehensive income (loss) included in stockholders’ equity are as follows:

	June 30,
	2014	2013
	(In Thousands)

Net unrealized loss on securities available for sale	$1,091	$(7,375)
Tax effect	(592)	2,021

Net of tax amount	499	(5,354)

Net unrealized loss on securities available for sale transferred to held to maturity	(990)	—
Tax effect	404	—

Net of tax amount	(586)	—

Fair value adjustments on derivatives	(3,501)	3,107
Tax effect	1,430	(1,269)

Net of tax amount	(2,071)	1,838

Benefit plan adjustments	(206)	(1,053)
Tax effect	84	430

Net of tax amount	(122)	(623)

Accumulated other comprehensive loss	$(2,280)	$(4,139)

Other comprehensive income (loss) and related tax effects are presented in the following table:

	Years Ended June 30,
	2014	2013	2012
	(In Thousands)

Realized gain on sale of securities available for sale (1)	$(1,523)	$(10,433)	$(53)

Unrealized holding gain (loss) on securities available for sale arising during the period	9,989	(36,662)	13,405

Unrealized holding loss on securities available for sale transferred to held to maturity	(1,009)	—	—

Amortization of unrealized holding loss on securities available for sale transferred to held to maturity (2)	19	—	—

Fair value adjustments on derivatives	(6,608)	3,107	—

Benefit plans:
Amortization of:
Actuarial (gain) loss (3)	(2)	54	(25)
Past service cost (3)	46	48	64
New actuarial gain (loss)	803	(1,186)	284

Net change in benefit plans accrued expense	847	(1,084)	323

Other comprehensive income (loss) before taxes	1,715	(45,072)	13,675

Tax effect	144	17,337	(5,511)

Other comprehensive income (loss)	$1,859	$(27,735)	$8,164

(1)	Represents amount reclassified out of accumulated other comprehensive income and included in gain on sale of securities on the consolidated statements of income.
(2)	Represents amounts reclassified out of accumulated other comprehensive income and included in interest income on taxable securities.
(3)	Represents amounts reclassified out of accumulated other comprehensive income and included in the computation of net periodic pension expense. See Note 16 – Benefit Plans for additional information.